Revenues (Details) $ in Thousands	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2019 USD ($) segment	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Incentive advisory fees recognized		$ 678
Change in Contract with Customer, Liability [Abstract]
Balance	$ 13,171		$ 13,111	$ 13,194	$ 13,899	$ 13,544	$ 13,899	$ 13,899
Increases to deferred revenue	703			1,553		2,749	3,588	7,781
Recognition of revenue	(2,648)			(1,636)		(5,067)	(4,376)	(8,100)
Balance	11,226	13,544		13,111	13,194	11,226	13,111	13,544	$ 13,899
Total revenue	63,466	50,976	$ 41,565	54,811	$ 48,168	$ 126,786	102,979	$ 195,520	81,573	$ 67,607
Number of reportable segments | segment						4		4
Accounts receivable, net	9,232	4,928				$ 9,232		$ 4,928	5,127
Due from affiliates	93	$ 45				93		45	0
REIT Advisory
Change in Contract with Customer, Liability [Abstract]
Total revenue	22,641			25,198		43,257	48,219	97,943	69,988	67,563
J&S
Change in Contract with Customer, Liability [Abstract]
Total revenue	30,127			23,376		61,102	46,686	81,186	9,186
J&S | United States
Change in Contract with Customer, Liability [Abstract]
Total revenue	24,548			16,210		47,690	32,162	60,241	6,033
J&S | Mexico
Change in Contract with Customer, Liability [Abstract]
Total revenue	3,757			5,257		9,485	10,717	15,429	2,760
J&S | Dominican Republic
Change in Contract with Customer, Liability [Abstract]
Total revenue	1,822			1,909		3,927	3,807	5,516	393
OpenKey
Change in Contract with Customer, Liability [Abstract]
Total revenue	194					451		999	327	44
Base advisory fee
Change in Contract with Customer, Liability [Abstract]
Total revenue	11,190			11,174		21,812	21,885	44,905	43,523	43,043
Incentive advisory fee
Change in Contract with Customer, Liability [Abstract]
Total revenue	169			452		339	904	2,487	3,083	3,083
Reimbursable expenses
Change in Contract with Customer, Liability [Abstract]
Total revenue	3,220			2,496		5,729	4,445	9,837	9,705	8,859
Equity-based compensation
Change in Contract with Customer, Liability [Abstract]
Total revenue	6,511			10,318		12,269	19,610	31,726	9,394	12,243
Other advisory revenue
Change in Contract with Customer, Liability [Abstract]
Total revenue	130			130		258	258	521	277	0
Advisory services
Change in Contract with Customer, Liability [Abstract]
Recognition of revenue	(656)			(542)		(1,400)	(890)	(2,100)
Total revenue	21,220			24,570		40,407	47,102	89,476	65,982	67,228
Audio visual
Change in Contract with Customer, Liability [Abstract]
Recognition of revenue	(1,400)			(833)		(2,400)	(2,700)	(3,800)
Total revenue	30,127			23,376		61,102	46,686	81,186	9,186	0
Audio visual | J&S
Change in Contract with Customer, Liability [Abstract]
Total revenue	30,127			23,376		61,102	46,686	81,186	9,186	0
Project management
Change in Contract with Customer, Liability [Abstract]
Total revenue	7,700			0		15,490	0	10,634	0	0
Project management | Premier
Change in Contract with Customer, Liability [Abstract]
Total revenue	7,700			0		15,490	0	10,634	0	0
Other revenue
Change in Contract with Customer, Liability [Abstract]
Recognition of revenue	(592)			(261)		(1,200)	(772)	(2,200)
Total revenue	4,419			6,865		9,787	9,191	14,224	6,405	379
Investment management reimbursements
Change in Contract with Customer, Liability [Abstract]
Total revenue	337			329		695	511	1,156	1,976	0
Debt placement fees
Change in Contract with Customer, Liability [Abstract]
Total revenue	79			4,959		1,433	5,591	6,093	1,137	0
Claims management services
Change in Contract with Customer, Liability [Abstract]
Total revenue	55			50		96	105	213	0	0
Lease revenue
Change in Contract with Customer, Liability [Abstract]
Total revenue	1,029			251		2,059	503	1,005	893	335
Other services
Change in Contract with Customer, Liability [Abstract]
Total revenue	2,919			1,276		5,504	2,481	5,757	2,399	44
Total other revenue
Change in Contract with Customer, Liability [Abstract]
Total revenue	$ 4,419			6,865		$ 9,787	9,191	$ 14,224	6,405	379
Braemar
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advisory services, quarterly base fee	0.70%	0.70%				0.70%		0.70%
Change in Contract with Customer, Liability [Abstract]
Proceeds from affiliates							5,000		5,000
Ashford Trust OP
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advisory services, quarterly base fee	0.70%	0.70%				0.70%		0.70%
Change in Contract with Customer, Liability [Abstract]
Due from related parties	$ 4,872	$ 5,293				$ 4,872		$ 5,293	13,346
Braemar OP
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advisory services, quarterly base fee	0.70%					0.70%
Change in Contract with Customer, Liability [Abstract]
Due from related parties	$ 1,830	$ 1,996				$ 1,830		$ 1,996	1,738
Maximum | Ashford Trust
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advisory services, quarterly base fee	0.70%	0.70%				0.70%		0.70%
Total market capitalization threshold for calculating base advisory fee	$ 10,000,000	$ 10,000,000				$ 10,000,000		$ 10,000,000
Minimum | Ashford Trust
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advisory services, quarterly base fee	0.50%	0.50%				0.50%		0.50%
Total market capitalization threshold for calculating base advisory fee	$ 6,000,000	$ 6,000,000				$ 6,000,000		$ 6,000,000
Corporate and Other
Change in Contract with Customer, Liability [Abstract]
Total revenue	2,804			6,084		6,486	7,602	4,758	2,072	0
Corporate and Other | Advisory services
Change in Contract with Customer, Liability [Abstract]
Total revenue	0			0		0	0	0	0	0
Corporate and Other | Audio visual
Change in Contract with Customer, Liability [Abstract]
Total revenue	0			0		0	0	0	0	0
Corporate and Other | Project management
Change in Contract with Customer, Liability [Abstract]
Total revenue	$ 0			$ 0		$ 0	$ 0	0	0	0
Corporate and Other
Change in Contract with Customer, Liability [Abstract]
Total revenue								$ 4,758	$ 2,072	$ 0